Expense Example - Class A Class C and Institutional Class - Emerging Markets Bond Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	643	997	1,374	2,429	343	748	1,280	2,736